Cash and Cash Equivalents (Details) - FinancialInstitutions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents (Textual)
Number of PRC individual financial institutions	3	2
Percentage of excess cash balances	10.00%	10.00%
Percentage bank deposits collectively accounted	84.00%	85.00%
Percentage cash balances collectively accounted	1.09%	0.63%